Fair Value Measurements	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	—	$21,226,950

____________

(1)      Matures on May 27, 2021 and excludes $651 of investments held in cash within the Trust Account.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels of the hierarchy during the period from September 9, 2020 (inception) through December 31, 2020.

The fair value of Public Warrants and Private Warrants was estimated at each measurement date using a binomial/lattice model that assumes optimal exercise of the Company’s redemption option, including the make whole table, at the earliest possible date. The estimated fair value of the Public Warrants and Private Placement Warrants was determined using Level 3 inputs. For the period since September 8, 2020 (inception) until December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $1.8 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

Inherent in a binomial/lattice model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Class A common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Class A common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	November 24, 2020	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.38	$9.65
Term (yrs)	5.5	5.5
Volatility	25.0%	25.0%
Risk-free rate	0.50%	0.50%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period from September 9, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at September 9, 2020 (inception)	$—
Issuance of Public and Private Warrants	19,416,900
Change in fair value of derivative warrant liabilities	1,810,050
Derivative warrant liabilities at December 31, 2020	$21,226,950

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of September 30, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$206,563,051	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	8,673,000	—	—
Derivative warrant liabilities – Private placement warrants	—	5,149,200	—
Total Fair Value	$215,236,051	$5,149,200	$—
	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	$—	$21,226,950

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement, as a result of the Public Warrants being listed price in an active market in March 2021.

Level 1 assets include investments in money market funds that invest solely in U.S. Government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of Public Warrants and Private Warrants was estimated at December 31, 2020 using a binomial/lattice model that assumes optimal exercise of the Company’s redemption option, including the make whole table, at the earliest possible date. The fair value of Public Warrants and Private Warrants was measured at September 30, 2021 by reference to the listed price in an active market for the Public Warrants. The Company determined that the fair value of each Private Placement Warrant approximates the fair value of a Public Warrant as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants. For the three and nine months ended September 30, 2021, the Company recognized the gain from a decrease in the fair value of derivative warrant liabilities of approximately $3.0 million and $7.4 million, respectively, which is presented as a change in fair value of derivative warrant liabilities in the accompanying unaudited condensed consolidated statements of operations.

Use of a binomial / lattice model to estimate fair value at December 31, 2020 required assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of its Class A common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Class A common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The change in the fair value of the derivative warrant liabilities, measured with Level 3 inputs, for the nine months ended September 30, 2021 is summarized as follows:

Level 3 derivative warrant liabilities at January 1, 2021	$21,226,950
Transfer of Public Warrants and Private Placement Warrants from Level 3:	(21,226,950)
Level 3 derivative warrant liabilities at September 30, 2021	$—